Goodwill - Impairment (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
MAT NV SAM BE
Disclosure of information for cash-generating units [line items]
Discount rate	10.18%
Perpetual growth rate	2.00%
Carrying value	€ 20,920
Discount rate increase	1.00%
e-Prototypy
Disclosure of information for cash-generating units [line items]
Discount rate	11.25%
Perpetual growth rate	5.00%
Recoverable amount	€ 9,604
Carrying value	€ 3,324
Discount rate increase	1.00%
Orthoview
Disclosure of information for cash-generating units [line items]
Discount rate	13.84%
Perpetual growth rate	2.00%
Recoverable amount	€ 10,425
Carrying value	€ 9,710
Discount rate increase	1.00%
ACTech
Disclosure of information for cash-generating units [line items]
Discount rate	14.93%
Perpetual growth rate	1.57%
Carrying value	€ 27,642
Discount rate increase	1.00%